PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software and related accumulated depreciation and amortization

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
		(in thousands)	(Note 3)
Computers and equipment	270,992	175,244	24,008
Office furniture and fixtures	1,652	1,592	218
Motor vehicles	3,436	3,667	502
Software	10,542	10,542	1,445
Less: accumulated depreciation and amortization	(192,293)	(174,496)	(23,906)
Net book value	94,329	16,549	2,267